Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

					Value of Initial Fixed $100 Investment(3) based on:
Year	Summary Compensation Table (“SCT”) Total for CEO $	Compensation Actually Paid to CEO(1) $	Average SCT Total Compensation for Non-CEO NEOs $	Average Compensation Actually Paid to Non-CEO NEOs(2) $	TSR For OBK $	TSR For Peer Group $	Net Income $	ROAA %
2025	2,640,828	3,715,523	1,030,486	1,155,824	146.71	147.23	75,197,000	0.77
2024	2,544,663	2,210,474	1,005,488	1,066,999	127.74	140.11	76,492,000	0.77
2023	1,722,491	1,107,614	976,775	799,804	133.95	121.58	83,800,000	0.84
2022	10,218,272	10,110,197	1,168,452	1,084,150	135.63	123.95	87,715,000	1.01
2021	2,079,384	5,251,965	780,066	850,215	156.44	135.01	108,546,000	1.45

Named Executive Officers, Footnote [Text Block]		Drake Mills served as CEO & President of Origin Bancorp, Inc. for each of the years presented in the table.
Peer Group Issuers, Footnote [Text Block]		Cumulative TSR assumes an initial investment of $100 at the market close on December 31, 2020, in OBK common stock and in the common stock of companies within our peer group. TSR for OBK stock was 56.44% in 2021, (13.30)% in 2022, (1.24)% in 2023, (4.64)% in 2024, and 14.86% in 2025, for a cumulative five-year TSR of 46.71%. A $100 investment in OBK stock on December 31, 2020, would be valued at $146.71 at December 31, 2025, which slightly underperformed our peers as measured by the Nasdaq OMX ABA Community Bank Total Return, the peer group used for this purpose.
Total Compensation in SCT		$ 2,640,828	$ 2,544,663	$ 1,722,491	$ 10,218,272	$ 2,079,384
PEO Actually Paid Compensation Amount	[1]	3,715,523	2,210,474	1,107,614	10,110,197	5,251,965
Total Compensation in SCT		1,030,486	1,005,488	976,775	1,168,452	780,066
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 1,155,824	1,066,999	799,804	1,084,150	850,215
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]		The NEOs for each of the years presented in the table were as follows: for 2025, 2024, and 2023, William Wallace, IV, M. Lance Hall, Derek McGee and Preston Moore; for 2022, William Wallace, IV, M. Lance Hall, Stephen Brolly, Derek McGee and Preston Moore; for 2021, Stephen Brolly, M. Lance Hall, Jim Crotwell and Preston Moore;
Compensation Actually Paid vs. Total Shareholder Return

			Value of Initial Fixed $100 Investment based on:
Year	Compensation Actually Paid to CEO $	Average Compensation Actually Paid to Non-CEO NEOs $	TSR For OBK $	TSR For Peer Group $
2025	3,715,523	1,155,824	146.71	147.23
2024	2,210,474	1,066,999	127.74	140.11
2023	1,107,614	799,804	133.95	121.58
2022	10,110,197	1,084,150	135.63	123.95
2021	5,251,965	850,215	156.44	135.01

Compensation Actually Paid vs. Net Income

The graph below describes the relationship between compensation actually paid to our CEO and to our Non-CEO NEOs (as calculated above) and our Net Income for the indicated years.

Year	Compensation Actually Paid to CEO $	Average Compensation Actually Paid to the Non-CEO NEOs $	Net Income $
2025	3,715,523	1,155,824	75,197,000
2024	2,210,474	1,066,999	76,492,000
2023	1,107,614	799,804	83,800,000
2022	10,110,197	1,084,150	87,715,000
2021	5,251,965	850,215	108,546,000

Compensation Actually Paid vs. Company Selected Measure

The graph below describes the relationship between compensation actually paid to our CEO and to our non-CEO NEOs (as calculated above) and our ROAA for the indicated years.

2026 Proxy Statement	89

EXECUTIVE COMPENSATION

Year	Compensation Actually Paid to CEO $	Average Compensation Actually Paid to the Non-CEO NEOs $	ROAA %
2025	3,715,523	1,155,824	0.77
2024	2,210,474	1,066,999	0.77
2023	1,107,614	799,804	0.84
2022	10,110,197	1,084,150	1.01
2021	5,251,965	850,215	1.45

Tabular List, Table		Most Important Measures to Determine 2025 Compensation Actually Paid ROAA ROAE Nonperforming asset ratio, as defined in the STIP Net charge-off ratio
Total Shareholder Return Amount	[3]	$ 146.71	127.74	133.95	135.63	156.44
Peer Group Total Shareholder Return Amount	[3]	147.23	140.11	121.58	123.95	135.01
Net Income (Loss) Attributable to Parent		$ 75,197,000	$ 76,492,000	$ 83,800,000	$ 87,715,000	$ 108,546,000
Company Selected Measure Amount		0.0077	0.0077	0.0084	0.0101	0.0145
PEO Name		Drake Mills
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		ROAA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		ROAE
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Nonperforming asset ratio, as defined in the STIP
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Net charge-off ratio
PEO [Member] | Change In The Actuarial Present Values Reported Under Column Change In Pension Value And Nonqualified Deferred Compensation Earnings Of S C T [Member]
Pay vs Performance Disclosure [Table]
Plus: dividends paid on stock awards not included in total compensation			$ (4,899)		$ (126,437)	$ (122,705)
PEO [Member] | Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Plus: dividends paid on stock awards not included in total compensation		170,987	173,422	173,663	197,558	191,728
PEO [Member] | Stock Awards Reported In S C T [Member]
Pay vs Performance Disclosure [Table]
Plus: dividends paid on stock awards not included in total compensation		(1,002,984)	(1,002,988)	(417,884)	(8,642,860)	(500,031)
PEO [Member] | Fair Value At Fiscal Year End Of Unvested Stock Awards Granted During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Plus: dividends paid on stock awards not included in total compensation	[4]	1,137,665	1,170,909	187,489	8,533,441	531,221
PEO [Member] | Change In Fair Value At Fiscal Year End Of Unvested Stock Awards Granted In Any Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Plus: dividends paid on stock awards not included in total compensation	[5]	515,607	(646,624)	(526,929)	(85,469)	166,302
PEO [Member] | Change In Fair Value At Vesting Date Of Stock Awards Granted In Any Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Plus: dividends paid on stock awards not included in total compensation		193,404	(34,729)	(49,438)	4,175	101,912
PEO [Member] | Change In Fair Value At Exercising Date Of Stock Options Granted In Any Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Plus: dividends paid on stock awards not included in total compensation						2,798,556
PEO [Member] | Dividends Paid On Stock Awards Not Included In Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Plus: dividends paid on stock awards not included in total compensation		60,016	10,720	18,222	11,517	5,598
Non-PEO NEO [Member] | Change In The Actuarial Present Values Reported Under Column Change In Pension Value And Nonqualified Deferred Compensation Earnings Of S C T [Member]
Pay vs Performance Disclosure [Table]
Plus: dividends paid on stock awards not included in total compensation		(14,588)			(37,634)	(19,736)
Non-PEO NEO [Member] | Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Plus: dividends paid on stock awards not included in total compensation		11,153	10,610	11,127	35,192	42,405
Non-PEO NEO [Member] | Stock Awards Reported In S C T [Member]
Pay vs Performance Disclosure [Table]
Plus: dividends paid on stock awards not included in total compensation		(229,436)	(229,426)	(229,337)	(387,956)	(93,768)
Non-PEO NEO [Member] | Fair Value At Fiscal Year End Of Unvested Stock Awards Granted During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Plus: dividends paid on stock awards not included in total compensation	[6]	260,224	267,810	102,895	313,110	99,617
Non-PEO NEO [Member] | Change In Fair Value At Fiscal Year End Of Unvested Stock Awards Granted In Any Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Plus: dividends paid on stock awards not included in total compensation	[7]	67,521	24,168	(59,002)	(8,589)	24,213
Non-PEO NEO [Member] | Change In Fair Value At Vesting Date Of Stock Awards Granted In Any Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Plus: dividends paid on stock awards not included in total compensation		23,517	(15,248)	(5,386)	413	16,603
Non-PEO NEO [Member] | Dividends Paid On Stock Awards Not Included In Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Plus: dividends paid on stock awards not included in total compensation		$ 6,947	$ 3,597	$ 2,732	$ 1,162	$ 815

[1]	Drake Mills served as CEO & President of Origin Bancorp, Inc. for each of the years presented in the table.
[2]	The NEOs for each of the years presented in the table were as follows: for 2025, 2024, and 2023, William Wallace, IV, M. Lance Hall, Derek McGee and Preston Moore; for 2022, William Wallace, IV, M. Lance Hall, Stephen Brolly, Derek McGee and Preston Moore; for 2021, Stephen Brolly, M. Lance Hall, Jim Crotwell and Preston Moore;
[3]	Cumulative TSR assumes an initial investment of $100 at the market close on December 31, 2020, in OBK common stock and in the common stock of companies within our peer group. TSR for OBK stock was 56.44% in 2021, (13.30)% in 2022, (1.24)% in 2023, (4.64)% in 2024, and 14.86% in 2025, for a cumulative five-year TSR of 46.71%. A $100 investment in OBK stock on December 31, 2020, would be valued at $146.71 at December 31, 2025, which slightly underperformed our peers as measured by the Nasdaq OMX ABA Community Bank Total Return, the peer group used for this purpose.
[4]	We measure the fair value of the RSUs and RSAs at each fiscal year end by multiplying the closing market price of our common stock on the last trading day of the year by the number of shares or units that have not vested. We measure the fair value of the PSUs awarded under the LTIP, which are subject to performance conditions as dictated by the award agreements, based on actual performance at fiscal year end. We measure the fair value of the 129,735 CEO One-Time PSU Award granted on December 13, 2022, using a Monte-Carlo Simulation valuation performed at fiscal year end.
[5]	We remeasure the fair value of the RSUs and RSAs at each fiscal year end by multiplying the closing market price of our common stock on the last trading day of the year by the number of shares or units that have not vested minus the prior fiscal year end fair value of identical awards. We remeasure the fair value of the PSUs awarded, but not yet vested, under the LTIP based on actual performance attained at each fiscal year end minus the fair value of identical awards at the prior fiscal year end. Please see the LTIP PSU table below for actual performance at each fiscal year end by grant date. We remeasured the fair value of the 129,735 CEO One-Time PSU Award granted on December 13, 2022, using a Monte-Carlo Simulation valuation performed at each fiscal year end. The assumptions used in calculating the fair value of the one time PSUs and the final fair value are shown below in the Monte-Carlo Simulation Valuation Inputs and Results table.
[6]	We measure the fair value of the RSUs and RSAs at each fiscal year end by multiplying the closing market price of our common stock on the last trading day of the year by the number of shares or units that have not vested. We measure the fair value of the PSUs awarded under the LTIP, which are subject to performance conditions as dictated by the award agreements, based on actual performance at fiscal year end.
[7]	We remeasure the fair value of the RSUs and RSAs at each fiscal year end by multiplying the closing market price of our common stock on the last trading day of the year by the number of shares or units that have not vested minus the prior fiscal year end fair value of identical awards. We remeasure the fair value of the PSUs awarded, but not yet vested, under the LTIP based on actual performance attained at each fiscal year end minus the fair value of identical awards at the prior fiscal year end. Please see the LTIP PSU table above for the actual performance at each fiscal year end by grant date.